Significant Investments in Affiliates Accounted for under Equity Method (Detail)	Mar. 31, 2013	Mar. 31, 2012
Motorcycle Business | P.T. Astra Honda Motor
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Guangqi Honda Automobile Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Dongfeng Honda Automobile Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%
Automobile Business | Dongfeng Honda Engine Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage ownership	50.00%	50.00%